UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09123

AMIDEX™ FUNDS, INC.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road, Eagleville PA	19403
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 215.830.8712

Date of fiscal year end:  05/31/2009

Date of reporting period: 05/31/2009

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders for the period ended May 31, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

ANNUAL REPORT

May 31, 2009

AMIDEX
 M U T U A L    F U N D S

AMIDEX Funds, Inc.
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

AMIDEXTM Funds, Inc.	ANNUAL REPORT

President's Letter & Management's Discussion of Fund Performance

Dear AMIDEXTM Funds, Inc. Shareholder,

Enclosed please find the Annual Report for the AMIDEXTM Funds, Inc. for the fiscal year ended May 31, 2009.

Over the last year, we witnessed dramatic developments on Wall Street and around the world.  Many markets fell precipitously as a global recession took hold.  Our AMIDEXTM Funds were not immune and were caught in the downdraft.  At the same time, our AMIDEX35TM Israel Mutual Fund benefited from the ongoing relative stability of the Israeli economy and relative political rest. During the collapse of many financial institutions around the world, and despite massive government sponsored bank bailouts in several countries, Israeli banks managed to avoid the most serious of the turmoil due to relatively little exposure to exotic mortgage backed products.  Israeli banks had little or no exposure to the sub-prime credit crunch. Also, Israel’s economy is less sensitive to rising oil prices thanks to its size and its mix of leading manufacturing and exporting sectors. The USD/ILS currency exchange rate remains strong.

We are pleased that many of our Tel Aviv traded shares performed well enough to mitigate some of the share price plunges in our US traded stocks.  The Tel Aviv market rebounded nicely thus far in 2009, and the mood in Israel has improved.  Israel, like many nations around the globe, is holding its breath hoping that the US economy pulls out of its nose dive and helps to rekindle demand for products and services produced abroad.

On a personal note, I had the privilege of touring some of Israel’s key hi-tech, medical equipment, and manufacturing facilities with a group of US investors in early June.  Entrepreneurialism remains a national obsession, and the streets, skyscrapers, universities and labs are bustling with activity.  Construction projects are seen virtually everywhere, and signs of growing national affluence abound.

We remain convinced that over the long term, Israeli entrepreneurialism coupled with Israel’s legendary investments in research and development, will lead to opportunities for portfolio growth.  We intend to stay the course and to patiently wait for US markets to gradually rebound.

For the 12-month period ending May 31, 2009, the AMIDEX35TM Israel Mutual Fund Class No-Load, Class A and Class C returned -32.70%, -32.85%* and -33.30%*, respectively.  For the same period, the S&P500 Total Return Index fell -32.57%.  Since inception on June 8, 1999, the AMIDEX35TM Israel Mutual Fund Class No-Load had an annualized return of 1.95%.  For the same period the S&P500 Index fell -1.84%.   Since inception on November 19, 1999, the AMIDEX35TM Israel Mutual Fund Class A had an annualized return -0.25%*.  Since inception on May 19, 2000, the AMIDEX35TM Israel Mutual Fund Class C had an annualized return of -4.09%.

* The returns stated above do not take into consideration transaction charges such as sales loads, redemption fees or CDSC fees.  If these fees were taken into consideration, the one year and since inception returns for the AMIDEX35TM Israel Mutual Fund Class A shares would be -36.54% and -0.84%, respectively and the one year returns for the AMIDEX35TM Israel Mutual Fund Class C shares would be -33.97%.  There is a maximum sales load of 5.50% on certain Class A subscriptions.  A 1% contingent deferred sales charge “CDSC fee” is imposed on redemptions of Class C shares made within thirteen months of purchase.  The Fund imposes a 2% redemption fee on AMIDEX35TM Israel Mutual Fund No-Load Class shares redeemed within one year of purchase.  See Total Return Table on the following pages for additional return information.

Portfolio Summary - The AMIDEX35™ Index tracks the largest Israeli companies traded either in Tel Aviv or New York, providing for the first time an accurate benchmark for Israel's equity universe.  The AMIDEX35TM Israel Mutual Fund’s total industry holdings as of May 31, 2009 were as follows:

Israeli traded
Chemicals	16.20%
Banking & Insurance	15.44%
Diversified Holdings	11.15%
Telecommunications	5.08%
Food	2.35%
Oil & Gas	0.65%
Lodging	0.02%

AMIDEXTM Funds, Inc.	ANNUAL REPORT

U.S. traded
Pharmaceuticals	14.93%
Telecommunications	13.74%
Computer Hardware/Software	6.43%
Defense Equipment	2.20%
Utilities	1.68%
Semiconductors	0.57%
Medical Products	0.52%
Electronics	0.33%

Portfolio holdings are subject to change.  Percentages are based on net assets of the Fund at May 31, 2009.

Our AMIDEXTM Cancer Innovations & Healthcare Mutual Fund fell -7.17%** for the 12 month period ending May 31, 2009.  For the same period, the Russell 2000 Healthcare Index declined -22.11%.  Since inception on November 1, 2001, the AMIDEXTM Cancer Innovations & Healthcare Mutual Fund had an annualized return of 0.96%** as the Russell 2000 Healthcare Index rose 1.17% during the same period.  Within the pharmaceutical industry, generic price competition remains severe, as patents have expired.  Meanwhile, the number of internally developed new products with potential for higher prices continues to be meager.

** The returns stated above do not take into consideration transaction charges such as sales loads.  If these fees were taken into consideration, the one year and since inception returns for the AMIDEX35TM Cancer Innovations & Healthcare Fund Class A shares would be -12.28% and 0.21%, respectively.  There is a maximum sales load of 5.50% on certain Class A subscriptions.  See Total Return Table on the following pages for additional return information.

The AMIDEXTM Cancer Innovations & Healthcare Fund's 7.17% drop proved to be a better performance than other mutual funds in its category.  The Fund outperformed its benchmark by 14.94% and was ranked number one by Lipper in the Healthcare/Biotechnology Funds classification for the one year period ended December 31, 2008. Although the advisor attempts to closely track the composition of the AMIDEXTM Cancer Innovations & Healthcare Index, a proprietary index, the Fund's low asset level and expense ratio temper the adviser’s ability to do so.  The Fund's performance advantage over its competitors is attributed to several factors but is mainly due to an increased cash position to allow for more cash flow flexibility. Also, lower trading volumes decreased potential tax liability and decreased Fund expenses.

Portfolio Summary – The AMIDEXTM Cancer Innovations & Healthcare Index includes leading pharmaceutical, biotechnology and medical equipment companies focused on cancer detection and treatment.  AMIDEXTM Cancer Innovations & Healthcare Mutual Fund’s total industry holdings as of May 31, 2009 were as follows:

Pharmaceuticals	21.89%
Biotechnology	17.80%
Healthcare Products	7.52%

Portfolio holdings are subject to change.  Percentages are based on total net assets of the Fund at May 31, 2009.

Our primary investment strategies and objectives remain unchanged.  Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

We continue to believe in the merits of investing in our AMIDEX35TM Israel Mutual Fund and our AMIDEXTM Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches.  We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

Best regards,

Cliff Goldstein
President, AMIDEXTM Funds, Inc.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

This report is intended for the Funds’ shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  An investor's return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  See Total Return Table on the following pages for additional return information.

Please call 215-830-8712 or visit the Funds’ website http://www.amidex.com/fund.htm for current performance data.  We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund.  Please read the prospectus carefully before you invest.

The AMIDEX35™ Index is a market capitalization weighted index, consisting of the thirty five highest capitalized Israeli companies publicly traded on the TASE, NASDAQ, or NYSE.  The AMIDEX35™ Index is not an investment product available for purchase.

The AMIDEXTM Cancer Innovations & Healthcare Index is an enhanced market capitalization weighted index, consisting of the 45 highest capitalized pharmaceutical, bio-tech and medical equipment companies publicly traded on U.S. exchanges.  The AMIDEXTM Cancer Innovations & Healthcare Index is not an investment product available for purchase.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEX35TM ISRAEL MUTUAL FUND AND THE S&P 500 TOTAL RETURN INDEX (Unaudited)

		Average Annual Total Return

		Commencement of Operations through May 31, 2009	Five Years ending May 31, 2009	One Year Ending May 31, 2009
No Load Class(1)		1.95%	5.23%	(32.70)%
Class A(2)	With sales charge	(0.84)%	3.92%	(36.54)%
	Without sales charge	(0.25)%	5.11%	(32.85)%
Class C(3)	With contingent deferred sales charge	(4.09)%	4.35%	(33.97)%
	Without contingent deferred sales charge	(4.09)%	4.35%	(33.30)%
S&P 500 Total Return(4)		(1.84)%	(1.90)%	(32.57)%

(1)	The AMIDEX35™ Israel Mutual Fund No-Load shares commenced operations on June 8, 1999.
(2)	The AMIDEX35™ Israel Mutual Fund Class A shares commenced operations on November 19, 1999.
(3)	The AMIDEX35™ Israel Mutual Fund Class C shares commenced operations on May 19, 2000.
(4)	The Commencement of Operations returns for the S&P 500 Total Return Index are for the period from June 8, 1999 through May 31, 2009.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the AMIDEX35™ Israel Mutual Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AMIDEX35™ Israel Mutual Fund, which will not invest in certain securities comprising this index.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND (1) AND THE RUSSELL 2000 HEALTHCARE INDEX (Unaudited)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
Dollars ($)
$10,923
$10,158
11/01/01
11/30/01
05/31/02
11/30/02
05/31/03
11/30/03
05/31/04
11/30/04
05/31/05
11/30/05
05/31/06
11/30/06
05/31/07
11/30/07
05/31/08
11/30/08
05/31/09
Class A with Sales Charge
RUSSELL 2000 Healthcare

		Average Annual Total Return

		Commencement of Operations through May 31, 2009	Five Years ending May 31, 2009	One Year ending May 31, 2009
Class A(1)	With sales charge	0.21%	(0.32)%	(12.28)%
	Without sales charge	0.96%	0.82%	(7.17)%
Russell 2000 Healthcare Index		1.17%	(1.00)%	(22.11)%

(1)	The AMIDEX™ Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the AMIDEX™ Cancer Innovations & Healthcare Fund versus the Russell 2000 Health Care Index.  The Russell 2000 Health Care Index is a capitalization-weighted index of companies involved in medical services or health care.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Russell 2000 Health Care Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AMIDEX™ Cancer Innovations & Healthcare Fund, which will not invest in certain securities comprising this index.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (December 1, 2008) and held for the entire period of 12/01/08 through 05/31/09.  Please note however that this table is unaudited.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 12/01/08).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2009

Actual Fund Return (in parentheses)	Beginning Account Value 12/01/08	Ending Account Value 05/31/09	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class (+29.94%)	$1,000.00	$1,299.40	$20.92
Amidex35TM Israel Mutual Fund Class A (+29.86%)	1,000.00	1,298.60	20.92
Amidex35TM Israel Mutual Fund Class C (+29.42%)	1,000.00	1,294.20	25.17
AmidexTM Cancer Innovations & Healthcare Fund Class A (-0.35%)	1,000.00	996.50	24.34

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Hypothetical 5% Fund Return	Beginning Account Value 12/01/08	Ending Account Value 05/31/09	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class	$1,000.00	$1,006.73	$18.26
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,006.73	18.26
Amidex35TM Israel Mutual Fund Class C	1,000.00	1,002.99	21.97
AmidexTM Cancer Innovations & Healthcare Fund Class A	1,000.00	1,000.55	24.39

*Expenses are equal to the Funds’ annualized expense ratios of 3.65%, 3.65% and 4.40% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively; and 4.89% for the AmidexTM Cancer Innovations & Healthcare Fund Class A shares, multiplied by the average account value over the period,  multiplied by 182/365 to reflect the one-half year period.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 1, 2008 were as follows:
AMIDEX35TM Israel Mutual Fund Class No-Load	2.96%
AMIDEX35TM Israel Mutual Fund Class A	2.95%
AMIDEX35TM Israel Mutual Fund Class C	3.71%
AMIDEXTM Cancer Innovations & Healthcare Fund Class A	5.49%

Total Gross Operating Expenses (Annualized) for the year ended May 31, 2009 were 3.24% for the AMIDEX35TM Israel Mutual Fund Class No-Load shares, 3.23% for the AMIDEX35TM Israel Mutual Fund Class A shares, 3.98% for the AMIDEX35TM Israel Mutual Fund Class C shares and 5.02% for the AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosure during the year ended May 31, 2009.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-876-3566.  Please read it carefully before you invest or send money.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2009	ANNUAL REPORT

	Shares	Value
ISRAEL - 50.89%

COMMON STOCK - 50.89%

Banking & Insurance - 15.44%
Bank Hapoalim BM *	237,228	$628,165
Bank Leumi Le-Israel BM	245,616	690,593
Clal Insurance Enterprise Holdings Ltd. *	8,756	123,140
Harel Insurance Investments & Financial Services Ltd. *	3,000	113,977
Israel Discount Bank Ltd.	147,810	185,032
Migdal Insurance & Financial Holdings Ltd. *	172,216	226,026
Mizrahi Tefahot Bank Ltd. *	38,915	229,088
		2,196,021

Chemicals - 16.20%
Israel Chemicals Ltd.	166,335	1,851,146
Makhteshim-Agan Industries Ltd.	79,487	453,491
		2,304,637

Diversified Holdings - 11.15%
Africa Israel Investments Ltd. *	9,651	188,640
Clal Industries and Investments Ltd.	6,977	25,400
Delek Group Ltd.	1,564	178,659
Delek Real Estate Ltd. *	11,010	11,493
Discount Investment Corp.	11,860	206,633
Gazit Globe Ltd.	15,000	80,589
IDB Holding Corp. Ltd.	3,248	57,603
Israel Corp. Ltd.	1,388	738,619
Kardan NV	6,600	24,771
Koor Industries Ltd.	3,000	74,449
		1,586,856

Food - 2.35%
Osem Investments Ltd.	19,084	196,811
Strauss Group Ltd.	14,000	137,181
		333,992

Lodging - 0.02%
DAN Hotels Corp. Ltd.	559	2,963

Oil & Gas - 0.65%
Oil Refineries Ltd.	260,000	93,126

Telecommunications - 5.08%
Bezeq Israeli Telecommunication Corp. Ltd.	387,390	722,906

TOTAL COMMON STOCK (Cost $5,412,276)		7,240,501

TOTAL ISRAEL (Cost $5,412,276)		$7,240,501

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2009	ANNUAL REPORT

	Shares	Value
UNITED STATES - 49.32%

COMMON STOCK - 40.40%

Computer Hardware/Software - 6.43%
Check Point Software Technologies Ltd. *	33,695	$786,778
Electronics for Imaging, Inc. *	8,428	85,713
Verint Systems, Inc. *	5,000	42,600
		915,091

Defense Equipment - 2.20%
Elbit Systems Ltd.	5,198	312,452

Electronics - 0.33%
Orbotech Ltd. *	6,382	46,333

Medical Products - 0.52%
Given Imaging Ltd.	4,010	37,975
Syneron Medical Ltd. *	5,000	36,050
		74,025

Pharmaceuticals - 14.93%
Teva Pharmaceutical Industries Ltd. - ADR	45,816	2,124,030

Semiconductors - 0.57%
Zoran Corp. *	7,300	80,884

Telecommunications - 13.74%
Alvarion Ltd. *	11,000	32,120
Amdocs Ltd. *	30,803	666,577
Cellcom Israel Ltd.	11,500	307,050
Comverse Technology, Inc. *	25,377	180,176
Nice Systems Ltd. - ADR *	9,000	206,640
Partner Communications Co. Ltd. - ADR	33,100	562,700
		1,955,263

Utilities - 1.68%
Ormat Technologies, Inc.	6,000	239,340

TOTAL COMMON STOCK (Cost $8,176,419)		$5,747,418

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2009	ANNUAL REPORT

	Shares	Value
UNITED STATES - 49.32% (continued)

SHORT-TERM INVESTMENTS - 8.92%
Fidelity Institutional Money Market Fund, 0.76% ** (Cost $1,269,266)	1,269,266	$1,269,266

TOTAL UNITED STATES (Cost $9,445,685)		7,016,684

TOTAL INVESTMENTS (Cost $14,857,961) - 100.21%		$14,257,185
LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (0.21%)		(30,089)
NET ASSETS - 100%		$14,227,096

* Non-income producing security.
** Rate shown represents the rate at May 31, 2009 is subject to change and resets daily.
ADR - American Depository Receipt.
BM - Beeravon Mugbal (Limited)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
May 31, 2009	ANNUAL REPORT

	Shares	Value
COMMON STOCK - 47.21%

Biotechnology - 17.80%
Amgen, Inc. *	325	$16,230
Biogen Idec, Inc. *	475	24,600
Celgene Corp. *	600	25,344
Cell Therapeutics, Inc. *	2	3
Enzon Pharmaceuticals, Inc. *	100	802
Facet Biotech Corp. *	100	991
Genzyme Corp. *	346	20,462
Gilead Sciences, Inc. *	900	38,790
Human Genome Sciences, Inc. *	600	1,482
Immunomedics, Inc. *	100	249
Myriad Genetics, Inc. *	200	7,232
PDL BioPharma, Inc.	500	3,475
Vertex Pharmaceuticals, Inc. *	200	5,962
		145,622

Healthcare Products - 7.52%
Beckman Coulter, Inc.	200	10,840
Hologic, Inc. *	416	5,271
Johnson & Johnson	500	27,580
Varian Medical Systems, Inc. *	500	17,880
		61,571

Pharmaceuticals - 21.89%
Abbott Laboratories	400	18,024
AstraZeneca Plc. - ADR	600	25,032
Bristol-Myers Squibb Co.	800	15,936
Elan Corp. Plc. - ADR *	100	698
Eli Lilly & Co.	400	13,828
GlaxoSmithKline Plc. - ADR	500	16,855
Medarex, Inc. *	200	1,448
Merck & Co., Inc.	400	11,032
Novartis AG - ADR	450	18,009
Pfizer, Inc.	1,050	15,950
QLT, Inc. *	300	681
Schering-Plough Corp.	600	14,640
Valeant Pharmaceuticals International *	200	4,598
Wyeth	500	22,430
		179,161

TOTAL COMMON STOCK (Cost $471,115)		386,354

SHORT-TERM INVESTMENTS - 52.97%
Fidelity Institutional Money Market Fund, 0.76% ** (Cost $433,491)	433,491	$433,491

TOTAL INVESTMENTS (Cost $904,606) - 100.18%		$819,845
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.18%)		(1,442)
NET ASSETS - 100%		$818,403

* Non-income producing security.
** Rate shown represents the rate at May 31, 2009, is subject to change and resets daily.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - May 31, 2009

AMIDEX35TM Israel Mutual Fund
Assets:
Investments, at market (cost: $14,857,961)	$14,257,185
Receivables:
Dividends	12,452
Interest	780
Prepaid expenses	22,349
Total assets	14,292,766

Liabilities:
Payables:
Investment advisory and administrative fees	10,209
Distribution fees	3,499
Fund accounting and transfer agency fees	10,299
Other liabilities and accrued expenses	41,663
Total liabilities	65,670
Net Assets	$14,227,096

Net Assets consist of:
Common stock	$130
Additional paid-in capital	22,456,799
Accumulated net investment loss	(1,389)
Accumulated realized loss on investments	(7,627,719)
Net unrealized depreciation on investments	(600,725)

Total Net Assets (1,296,153 shares outstanding; 500,000,000 shares of $0.0001 par value authorized in the aggregate for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund)	$14,227,096

No-load class shares:
Net Assets applicable to 925,667 shares outstanding	$11,088,143
Net Asset Value, and offering price per share	$11.98

Minimum Redemption price per share No-load class 1	$11.74

Class A shares:
Net Assets applicable to 259,545 shares outstanding	$2,392,809
Net Asset Value and redemption price per share	$9.22

Maximum Offering price per share Class A 2	$9.76

Class C shares:
Net Assets applicable to 110,941 shares outstanding	$746,144
Net Asset Value and offering price per share	$6.73

Minimum Redemption price per share Class C 3	$6.66

1	A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.
2	A maximum sales charge of 5.50% is imposed on Class A shares.
3	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - May 31, 2009

AMIDEXTM Cancer Innovations & Healthcare Fund
Assets:
Investments, at market (cost: $904,606)	$819,845
Receivables:
Dividends	964
Interest	313
Prepaid expenses	4,436
Total assets	825,558

Liabilities:
Payables:
Investment advisory and administrative fees	648
Distribution fees	720
Fund accounting and transfer agency fees	655
Other liabilities and accrued expenses	5,132
Total liabilities	7,155
Net Assets	$818,403

Net Assets consist of:
Common stock	$12
Additional paid-in capital	842,179
Accumulated undistributed realized gain on investments	60,973
Net unrealized depreciation on investments	(84,761)

Total Net Assets (121,497 shares outstanding; 500,000,000 shares of $0.0001 par value authorized in the aggregate for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund)	$818,403

Class A shares:
Net Assets applicable to 121,497 shares outstanding	$818,403
Net Asset Value and redemption price per share	$6.74

Maximum Offering price per share Class A 1	$7.13

1	A maximum sales charge of 5.50% is imposed on Class A shares.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENT OF OPERATIONS

AMIDEX35TM Israel Mutual Fund

For the Year Ended May 31, 2009

Investment income:
Dividends (net of foreign withholding taxes of $85,864)	$359,602
Interest	40,092
Total investment income	399,694

Expenses:
Investment advisory fees	115,504
Distribution fees - No-load Class	27,954
Distribution fees - Class A	6,105
Distribution fees - Class C	8,145
Fund accounting and transfer agent fees	123,933
Legal fees	36,973
Audit fees	32,851
Registration fees	29,347
Custody fees	23,084
Insurance fees	17,497
Miscellaneous	15,531
Administrative fees	14,438
Out of pocket expenses	11,470
Trustee fees	6,278
Pricing fees	4,499
Total expenses	473,609

Net investment loss	(73,915)

Realized and unrealized loss on investments:
Net realized loss on investments	(669,576)
Net change in unrealized depreciation on investments	(6,821,028)
Net loss on investments	(7,490,604)

Net decrease in net assets resulting from operations	$(7,564,519)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENT OF OPERATIONS

AMIDEXTM Cancer Innovations & Healthcare Fund

For the Year Ended May 31, 2009

Investment income:
Dividends	$9,036
Interest	6,704
Total investment income	15,740

Expenses:
Investment advisory fees	6,795
Distribution fees - Class A	2,123
Fund accounting and transfer agent fees	7,880
Custody fees	5,981
Registration fees	5,876
Audit fees	4,027
Pricing fees	3,110
Legal fees	2,201
Miscellaneous	1,557
Out of pocket expenses	1,293
Administrative fees	849
Insurance fees	533
Trustee fees	401
Total expenses	42,626

Net investment loss	(26,886)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	60,973
Net change in unrealized depreciation on investments	(117,489)
Net loss on investments	(56,516)

Net decrease in net assets resulting from operations	$(83,402)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEX35TM Israel Mutual Fund

	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(73,915)	$(5,500)
Net realized gain (loss) on investments	(669,576)	76,791
Net change in unrealized appreciation (depreciation) on investments	(6,821,028)	3,050,966
Net increase (decrease) in net assets resulting from operations	(7,564,519)	3,122,257

Distributions to shareholders from:
Net investment income	-	(12,529)

Increase in net assets from Fund share transactions (Note 2)	224,117	1,636,757

Total increase (decrease) in net assets	(7,340,402)	4,746,485

Net Assets:
Beginning of year	21,567,498	16,821,013
End of year	$14,227,096	$21,567,498
Accumulated undistributed net investment loss	$(1,389)	$-

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEXTM Cancer Innovations & Healthcare Fund

	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(26,886)	$(25,244)
Net realized gain on investments	60,973	96,770
Net change in unrealized appreciation (depreciation) on investments	(117,489)	(122,712)
Net decrease in net assets resulting from operations	(83,402)	(51,186)

Distributions to shareholders from:
Net realized gain	(73,614)	(167,180)

Increase in net assets from Fund share transactions (Note 2)	302,383	13,757

Total increase (decrease) in net assets	145,367	(204,609)

Net Assets:
Beginning of year	673,036	877,645
End of year	$818,403	$673,036
Accumulated undistributed net investment income	$-	$-

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund
	No-Load Class

	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008		For the Year Ended May 31, 2007		For the Year Ended May 31, 2006		For the Year Ended May 31, 2005

Net Asset Value, Beginning of Year	$17.80	$15.19		$11.66		$10.56		$9.29

Investment Operations:
Net investment income (loss) (a)	(0.06)	-	(b)	(0.01)		(0.17)		(0.15)
Net realized and unrealized gain (loss) on investments	(5.78)	2.60		3.54		1.27		1.42
Total from investment operations	(5.84)	2.60		3.53		1.10		1.27

Distributions:
From net investment income	-	(0.01)		-		-		-
Total distributions	-	(0.01)		-		-		-

Paid in capital from redemption fees	0.02	0.02		-	(c)	-	(c)	-	(c)

Net Asset Value, End of Year	$11.98	$17.80		$15.19		$11.66		$10.56

Total Return (d)	(32.70)%	17.24%		30.27%		10.42%		13.67%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$11,088	$16,517		$13,388		$9,409		$9,489
Ratio of expenses to average net assets:	3.24%	2.94%		3.40%		3.39%		3.53%
Ratio of net investment income (loss) to average net assets:	(0.47)%	0.02%		(0.07)%		(1.53)%		(1.61)%
Portfolio turnover rate	2.08%	1.07%		6.31%		0.00%		10.39%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income per share resulted in less than $0.01 per share.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund
	Class A

	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008		For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005

Net Asset Value, Beginning of Year	$13.73	$11.75		$9.02	$8.17	$7.20

Investment Operations:
Net investment income (loss) (a)	(0.04)	-	(b)	0.01	(0.13)	(0.12)
Net realized and unrealized gain (loss) on investments	(4.47)	2.00		2.72	0.98	1.09
Total from investment operations	(4.51)	2.00		2.73	0.85	0.97

Distributions:
From net investment income	-	(0.02)		-	-	-
Total distributions	-	(0.02)		-	-	-

Net Asset Value, End of Year	$9.22	$13.73		$11.75	$9.02	$8.17

Total Return (c)	(32.85)%	17.05%		30.27%	10.40%	13.47%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$2,393	$3,771		$2,555	$2,899	$2,236
Ratio of expenses to average net assets:	3.23%	2.93%		3.38%	3.40%	3.50%
Ratio of net investment income (loss) to average net assets:	(0.48)%	0.00%		0.11%	(1.50)%	(1.61)%
Portfolio turnover rate	2.08%	1.07%		6.31%	0.00%	10.39%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income per share resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year

	AMIDEX35TM Israel Mutual Fund
	Class C

	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005

Net Asset Value, Beginning of Year	$10.09	$8.68	$6.71	$6.13	$5.44

Investment Operations:
Net investment loss (a)	(0.08)	(0.07)	(0.06)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments	(3.28)	1.48	2.03	0.73	0.83
Total from investment operations	(3.36)	1.41	1.97	0.58	0.69

Net Asset Value, End of Year	$6.73	$10.09	$8.68	$6.71	$6.13

Total Return (b)	(33.30)%	16.24%	29.36%	9.46%	12.68%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$746	$1,279	$878	$743	$645
Ratio of expenses to average net assets:	3.98%	3.69%	4.15%	4.15%	4.29%
Ratio of net investment loss to average net assets:	(1.23)%	(0.75)%	(0.88)%	(2.28)%	(2.51)%
Portfolio turnover rate	2.08%	1.07%	6.31%	0.00%	10.39%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

	AMIDEXTM Cancer Innovations & Healthcare Fund
	Class A

	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005

Net Asset Value, Beginning of Year	$7.89	$11.67	$10.95	$10.55	$10.32

Investment Operations:
Net investment loss (a)	(0.23)	(0.35)	(0.38)	(0.36)	(0.32)
Net realized and unrealized gain (loss) on investments	(0.33)	(0.43)	1.71	0.76	0.69
Total from investment operations	(0.56)	(0.78)	1.33	0.40	0.37

Distributions:
From net realized capital gain	(0.59)	(3.00)	(0.61)	-	(0.14)
Total distributions	(0.59)	(3.00)	(0.61)	-	(0.14)

Net Asset Value, End of Year	$6.74	$7.89	$11.67	$10.95	$10.55

Total Return (b)	(7.17)%	(7.48)%	12.62%	3.79%	3.75%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$818	$673	$878	$1,089	$1,064
Ratio of expenses to average net assets:	5.02%	5.48%	4.66%	4.46%	4.45%
Ratio of net investment loss to average net assets:	(3.17)%	(3.62)%	(3.40)%	(3.26)%	(3.33)%
Portfolio turnover rate	0.00%	1.42%	0.00%	12.42%	2.14%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35TM Israel Mutual Fund, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds").   The Funds are non-diversified Funds.  As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies.  The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Israel Mutual Fund and only Class A shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Funds’ investment objectives are long term growth of capital. The AMIDEX35TM Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999.  The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)      Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Funds value assets.  Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.  Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available.  Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available.  Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost.  If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Funds' valuation policies is not reliable, the Funds value the assets at fair value using procedures established by the Board of Directors.  The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.  Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value.  If the event would materially affect the Funds' net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.  At May 31, 2009, no securities were valued as determined by the Board of Directors.

The Funds adopted Statement of Financial Accounting Standards No. 157 ("SFAS 157") on June 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that would be received by a Fund upon selling an asset or paid by a Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as “inputs,” to valuation techniques used by market participants to measure fair value.  The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

SFAS No. 157—Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009 in valuing the Funds’ investments carried at fair value:

Level	Amidex35TM Israel Mutual Fund	AmidexTM Cancer Innovations & Healthcare Fund
Level 1	$14,257,185	$819,845
Level 2	-	-
Level 3	-	-
Total	$14,257,185	$819,845

* The Funds did not hold any level 3 investments during the year.

b)      Foreign Currency Translation—Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)      Federal Income Taxes—No provision for federal income taxes has been made since the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute all of their net investment income and realized capital gains to their shareholders.

        As of and during the year ended May 31, 2009, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2006.

d)   Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)      Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)      Redemption fees and sales charges (loads)—Shareholders of AMIDEX35 TM Israel Mutual Fund No-load shares that redeem shares within 365 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.50% is imposed on Class A shares of the AMIDEX35 TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund.  Shareholders of the AMIDEX35 TM Israel Mutual Fund Class C shares are imposed a contingent deferred sales charge ("CDSC") of 1.00% in the event of certain redemption transactions within thirteen months following such investments.  The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund.  For the year ended May 31, 2009, there were redemption fees of $21,494 paid to the AMIDEX35 TM Israel Mutual Fund and CDSC fees of $538 paid to the Adviser.

g)      Expenses—Expenses incurred by the Company that do not relate to a specific Fund of the Company are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Directors.

h)      Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.      CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2009 were as follows:

	No-Load
	Shares	Amount
Sold	203,183	$2,702,327
Redeemed	(205,314)	(2,331,691)
Net Increase (Decrease)	(2,131)	$370,636

	Class A
	Shares	Amount
Sold	152,418	$1,255,421
Redeemed	(167,473)	(1,313,801)
Net Decrease	(15,055)	$(58,380)

	Class C
	Shares	Amount
Sold	30,706	$256,462
Redeemed	(46,527)	(344,601)
Net Decrease	(15,821)	$(88,139)

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2009

2.     CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2009 were as follows:

	Class A
	Shares	Amount
Sold	87,803	$681,660
Reinvested	5,161	35,406
Redeemed	(56,788)	(414,683)
Net Increase	36,176	$302,383

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2008 were as follows:

	No-Load
	Shares	Amount
Sold	189,982	$2,926,746
Reinvested	361	5,812
Redeemed	(143,851)	(2,175,623)
Net Increase	46,492	$756,935

	Class A
	Shares	Amount
Sold	125,237	$1,457,484
Reinvested	447	5,552
Redeemed	(68,596)	(811,256)
Net Increase	57,088	$651,780

	Class C
	Shares	Amount
Sold	33,459	$296,817
Redeemed	(7,786)	(68,775)
Net Increase	25,673	$228,042

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2008 were as follows:

	Class A
	Shares	Amount
Sold	23,697	$190,677
Reinvested	16,722	135,945
Redeemed	(30,286)	(312,865)
Net Increase	10,133	$13,757

3.   INVESTMENT TRANSACTIONS

For the year ended May 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
AMIDEX35TM Israel Mutual Fund	$1,926,942	$271,657
AMIDEXTM Cancer Innovations & Healthcare Fund	–	109,159

There were no government securities purchased or sold during the year.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2009

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC ("II") to provide investment management services to the Funds.  II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds.  II also pays all expenses of marketing shares of the Funds and related bookkeeping.  Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds’ daily net assets.  For the year ended May 31, 2009, the AMIDEX35TM Israel Mutual Fund incurred $115,504 of advisory fees, with $9,071 remaining payable at May 31, 2009.  For the year ended May 31, 2009, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $6,795 of advisory fees, with $576 remaining payable at May 31, 2009.

Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement ("ASA") with II to provide administrative services to the Funds.  Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds’ daily net assets.  For the year ended May 31, 2009, the AMIDEX35TM Israel Mutual Fund incurred $14,438 of administrative fees, with $1,138 remaining payable at May 31, 2009.  For the year ended May 31, 2009, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $849 of administrative fees, with $72 remaining payable at May 31, 2009.

One director of the Funds is also an Officer of II.

The Funds have entered into an Investment Company Services Agreement ("ICSA") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.  For its services, Matrix receives $11,000 per month which is allocated to the Funds based on their respective average daily net assets.  For the year ended May 31, 2009, Matrix earned $123,933 with $10,299 remaining payable at May 31, 2009 from the AMIDEX35TM Israel Mutual Fund.  For the year ended May 31, 2009, Matrix earned $7,880 with $655 remaining payable at May 31, 2009 from the AMIDEXTM Cancer Innovations & Healthcare Fund.

Certain Officers of the Funds are also employees of Matrix.

The Funds and II have entered into a Distribution Agreement with Matrix Capital Group, Inc.  Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds.  Matrix serves as underwriter/distributor of the Funds.  Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Funds allocated based on their respective average daily net assets.  Matrix also receives commissions from the sale of Class A Fund shares for which they are the broker of record.  The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940.  For the year ended May 31, 2009, Matrix received net distribution fees of $14,702 and $636 from the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund, respectively.  For the year ended May 31, 2009, Matrix received commissions from the sale of Fund shares of $2,310 and $2,352 from the AMIDEX35TM Israel Mutual Fund Class A and the AMIDEXTM Cancer Innovations & Healthcare Fund Class A, respectively.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares.  With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Funds’ average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders.  The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the AMIDEX35TM Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively.  The distribution plan for the Class A shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001.  For the year ended May 31, 2009, the AMIDEX35TM Israel Mutual Fund incurred $42,204 in 12b-1 fees with $3,499 remaining payable at May 31, 2009.  For the year ended May 31, 2009, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $2,123 in 12b-1 fees with $720 remaining payable at May 31, 2009.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2009

5.    TAX MATTERS

The tax character of distributions paid for the years ended May 31, 2009 and May 31, 2008 were as follows:

Fund	Ordinary Income		Long-Term Capital Gains
	2009	2008	2009	2008
AMIDEX35TM Israel Mutual Fund	$-	$12,529	$-	$-
AMIDEXTM Cancer Innovations & Healthcare Fund	-	-	73,614	167,180

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at May 31, 2009 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
AMIDEX35TM Israel Mutual Fund	$15,628,995	$4,881,869	$(6,253,679)	$(1,371,810)
AMIDEXTM Cancer Innovations & Healthcare Fund	$904,606	$59,487	$(144,248)	$(84,761)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the AMIDEX35TM Israel Mutual Fund.

As of May 31, 2009, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Unrealized Depreciation	$(1,371,759)	$(84,761)
Capital Loss Carryforwards	(6,463,455)	-
Post-October Capital Loss	(393,230)	-
Post-October Currency Loss	(1,389)	-
Undistributed Capital Gains	-	60,973
Total Distributable Earnings, Net	$(8,229,833)	$(23,788)

The undistributed capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment loss and accumulated net realized gain (loss) figures reported in the statements of asset and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The AMIDEX35 TM Israel Mutual Fund has elected to defer net capital losses as indicated in the chart below.

	Post-October Losses
Fund	Deferred	Utilized
AMIDEX35TM Israel Mutual Fund	$394,619	$-

As of May 31, 2009 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Expiring in: 2010	$(1,720,156)	$-
2011	(100,824)	-
2012	(1,246,393)	-
2013	(323,400)	-
2014	(1,409,903)	-
2015	(1,009,874)	-
2016	(652,905)	-
	$(6,463,455)	$-

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2009

5.    TAX MATTERS (continued)

        At May 31, 2009, the AMIDEX35 TM Israel Mutual Fund had available for federal income tax purposes unused capital loss carryforwards of $6,463,455, which is available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

6.    RECLASS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts.  These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed net investment income and paid-in capital on a tax basis which is considered to be more informative to the shareholder.  As of May 31, 2009, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

	Net Investment Loss	Paid-in Capital	Accumulated Capital Gains
AMIDEX35TM Israel Mutual Fund	$72,526	$(75,551)	$3,025
AMIDEXTM Cancer Innovations & Healthcare Fund	$26,886	$(26,886)	-

7.    CONCENTRATION OF RISK

The AMIDEX35TM Israel Mutual Fund invests exclusively in common stock of Israeli companies.  Investing in companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

A large portion of investments held by AMIDEX35TM Israel Mutual Fund are considered investments in the technology sector of the market.  All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market.  Investing in a single market sector may be riskier than investing in a variety of market sectors.

8.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2009, AMERITRADE, Inc. and Merrill Lynch Pierce, Fenner & Smith, Inc. held 29.58% and 25.70% respectively, of AMIDEX35TM Israel Mutual Fund Class A shares in omnibus accounts for the sole benefit of their customers.  As of May 31, 2009, Merrill Lynch Pierce, Fenner & Smith, Inc. held 49.52% of AMIDEX35TM Israel Mutual Fund Class C shares in an omnibus account for the sole benefit of their customers.

As of May 31, 2009, Merrill Lynch Pierce, Fenner & Smith, Inc. held 46.58% of AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares in an omnibus account for the sole benefit of their customers.

9.      COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2009

10.   RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statements and related disclosures.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  Management is currently evaluating the impact the adoption of SFAS 165 will have on the Funds’ financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Directors
AMIDEX TM Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AMIDEXTM Funds, Inc. (the “Funds”), comprising AMIDEX35TM Israel Mutual Fund and AMIDEXTM Cancer Innovations & Healthcare Fund as of May 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the Funds’ custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds constituting the AMIDEXTM Funds, Inc. as of May 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
July 23, 2009

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Additional Information (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended May 31, 2009, the following dividends and distributions per share were paid by the Funds:

Fund	Long-Term Capital Gains
AMIDEXTM Cancer Innovations & Healthcare Fund	$0.594467

On December 26, 2008, the AMIDEXTM Cancer Innovations & Healthcare Fund designated $73,614 (100%) of total distributions paid during the fiscal year ended May 31, 2009 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Management Information—Following are the Directors and Officers of the Company, their age and address, their present position with the Company or the Portfolios, and their principal occupation during the past five years. In case a vacancy or an anticipated vacancy on the Board of Directors shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Directors, subject to certain restrictions under the 1940 Act. Those Directors and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Company or the Adviser, are indicated in the table.  The Company’s Statement of Additional Information includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-888-876-3566.

Name, Address and Age1	Position(s) Held with The Company	Term of Office and Length of Time Served2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director3	Other Directorships Held by Director4
INDEPENDENT DIRECTORS
Eli Gabay, Esq. Age 50	Director	Oct-03	Attorney, Solomon Sherman & Gabay, Philadelphia, PA	2	None

Erica Levi Age 31	Director	Oct-03	Editor, Philadelphia Magazine; Editor Marion Publications	2	None

OFFICERS
Clifford A. Goldstein5 Age 50	President and Director	1999	President, Index Investments, LLC, November 2002 to present; President, TransNations Investments, LLC, Executive Consultant and Attorney with The Chartwell Law Offices since 2002.	2	None

Larry E. Beaver, Jr.6 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 40	Chief Accounting Officer	May-03	Director of Fund Administration, Matrix Capital Group, February 2005 to present; Fund Accounting Manager, InCap Service Co., May 2003 to January 2005.	N/A	N/A

1	Each Director may be contacted by writing to the Director, c/o AMIDEXTM Funds, Inc., 970 Rittenhouse Road, Eagleville, PA 19403.
2
Each Director holds office until he resigns, is removed or dies.  The President and Chief Accounting Officer shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Company. The Company has two portfolios, the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5	Indicates an "interested person" as defined in the Investment Company Act of 1940.
6	The Company entered into an agreement related to its Distribution Plan with Matrix Capital Group. Larry E. Beaver, Jr. is Director of Fund Administration at Matrix.

DIRECTORS AND OFFICERS INFORMATION (Unaudited)(continued)

Remuneration Paid to Directors and Officers—Officers of the Company and Directors who are "interested persons" of the Company or the Adviser will receive no salary or fees from the Company.  Each Director who is not an "interested person" receives a fee of $500 per meeting attended.  The Company reimburses each Director and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Director1	Aggregate Compensation From the Portfolios2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Portfolios and the Company Paid to Directors2
Independent Directors
Eli Gabay, Esq.	$2,000	None	None	$2,000
Erica Levi	$2,000	None	None	$2,000
Interested Officers
Clifford A. Goldstein	None	Not Applicable	Not Applicable	None
Larry E. Beaver, Jr.	None	Not Applicable	Not Applicable	None

1	Each of the Directors and Officers serves as a Director or Officer to the two portfolios of the Company.

2	Figures are for the fiscal year ended May 31, 2009.

ITEM 2.	CODE OF ETHICS.

a.
The registrant has, as of the end of the period covered by this  report, adopted a Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

b.	During the period covered by this report, there were no amendments to any provision of the Code of Ethics

c.	During the period covered by this report, there were no waivers or implicit waivers of a provision of the Code of Ethics.

d.	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that it does not     have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a.	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by a principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory filings or engagements for those fiscal years were $28,392.97 for 2009 and $31,816 for 2008.

b.	Audit related fees

There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

c.	Tax Fees

Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,950 for 2009 and $4,400 for 2008.

The fees were for preparation of IRS Form 1120-RIC and Form 8613 (excise tax).  No tax services were provided to the registrant’s investment adviser.

d.	All other fees

During the last two fiscal year ends for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) billings for 2009 were $1,200 for the auditor’s consent and $890 for the auditor’s review of the semi-annual financial statements and for 2008 $1,400 for the auditor’s consent and $808 for the auditor’s reviews of the semi annual financial statements.

e.(1)	Audit Committee’s Pre-Approval Policies

Registrant has adopted an audit committee charter to provide the Audit Committee with guidance.  The audit committee consists of two independent members of the board of directors.  The charter calls for receipt and review of the principal accountant’s written statement concerning independence,; dialogue concerning relationships or services to others (which involved all service providers including registrant’s custodian, investment adviser, transfer agent, fund accountants and administrator); and, prior to the board of directors selecting registrant’s auditor, review and assess services provided, fees charged and to be charged, and other relevant data.  The audit committeecharter contains, among other things, express provisions for selecting registrant’s auditor and for pre-approving all permitted non-audit services.  With respect to auditor selection, the charter expressly states that the audit committee is to consider.

(a)	the audit scope and plan to assure completeness and effectiveness of resources;

(b)	the auditor’s formal written statement delineating relationship with registrant;

(c)	the auditor’s relationship or service to others, which may impact objectivity or independence;

(d)	rotations of audit partners; and

(e)	fees or other compensation paid to the auditor

e.(2)	Percentage of services approved by the audit committee

	Registrant	Adviser
Audit related Fees	100%	not applicable
Tax fees	100%	not applicable
All other fees	100%	not applicable

f.	All work is performed by Cohen Fund Audit Services, Ltd.

g.
There were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser, that provides ongoing services to the registrant during the last two fiscal years.

h.	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive Officers of the AMIDEX™ Funds is filed herewith.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX™ Funds, Inc.

By Clifford A. Goldstein, President	/s/ Clifford A. Goldstein
Date: July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Clifford A. Goldstein, President	/s/ Clifford A. Goldstein
Date: July 23, 2009

By Larry E. Beaver, Jr., Treasurer	/s/ Larry E. Beaver, Jr.
Date: July 23, 2009